LONG-LIVED ASSETS (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2013 Software [Member] Minimum [Member]	Dec. 31, 2013 Software [Member] Maximum [Member]	Dec. 31, 2013 Website [Member]	Dec. 31, 2012 Website [Member]	Dec. 31, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2013 Patents [Member] Minimum [Member]	Dec. 31, 2013 Patents [Member] Maximum [Member]	Dec. 31, 2013 Trade name [Member]	Dec. 31, 2012 Trade name [Member]	Dec. 31, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2013 Machinery and equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and equipment [Member] Maximum [Member]
Useful Lives					3 years	10 years	10 years		20 years		10 years	20 years
Intangible assets, gross	$ 236,314	$ 236,314	$ 166,314	$ 166,314			$ 20,000	$ 20,000	$ 30,000	$ 30,000			$ 20,000	$ 20,000
Less: accumulated amortization	(5,100)	(44,698)
Intangible assets, net	231,214	191,616
Machinery and equipment		33,503													33,503
Less: accumulated depreciation		(2,230)
Property and equipment, net		31,273
Useful Lives															3 years		3 years	5 years
Write off of software development costs	$ 919